Air traffic liability and frequent flyer deferred revenue (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Air Traffic Liability

The balance as of December 31, 2018 and 2017 is as follows:

	December 31, 2018	December 31, 2017

Advance ticket sales	$424,579	$454,018
Miles deferred revenue	186,378	85,207

Current	$610,957	$539,225

Miles deferred revenue	$234,260	$104,786

Non–current	$234,260	$104,786